AXPSM New
                                                                     Dimensions
                                                                        Fund(R)

                                                             2000 ANNUAL REPORT
                                                          (PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) ruler


AXP New Dimensions Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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Fast-track Stocks

What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is, stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of AXP New Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are believed to be poised to continue growing over the long term due to their management, marketing innovation and/or technological advances.

AXP NEW DIMENSIONS FUND

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Table of Contents

2000 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                  4
From the Portfolio Managers                        4
Fund Facts                                         6
The 10 Largest Holdings                            8
Making the Most of the Fund                        9
The Fund's Long-term Performance                  10
Independent Auditors' Report (Fund)               12
Financial Statements (Fund)                       13
Notes to Financial Statements (Fund)              16
Independent Auditors' Report (Portfolio)          25
Financial Statements (Portfolio)                  26
Notes to Financial Statements (Portfolio)         29
Investments in Securities                         34
Federal Income Tax Information                    45

                                                          ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue this year, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through retirement plans of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,



Arne H. Carlson


(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Managers
The past 12 months was a volatile but ultimately productive period for growth stocks and AXP New Dimensions Fund. For the fiscal year -- August 1999 through July 2000 -- the Fund's Class A shares generated a total return (excluding the sales charge) of 23.16%. (A portion of the Fund's return came in the form of a capital gain, which was distributed to shareholders in December 1999 and reduced the Fund's net asset value by the same amount at that time.)

The stock market labored without success early in the period, as concerns about higher interest rates, potentially higher inflation and the possible impact of the Y2K computer bug weighed on investors' minds. But by mid-October, buoyed by fresh reports of

AXP NEW DIMENSIONS FUND

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still-low inflation,  generally healthy corporate profits and growing excitement regarding the Internet, stocks were gaining ground. Within weeks, the advance turned into a remarkable rally that gathered momentum through the end of 1999 and ultimately reached a peak in early March.

(picture of) Douglas Guffy
Douglas Guffy
Portfolio manager

(picture of) Anne Obermeyer
Anne Obermeyer
Portfolio manager

PSYCHOLOGY SHIFT
At that point, the psychology of the market underwent an abrupt change from optimism to pessimism regarding inflation, interest rates and corporate profits. Compounding the situation was increasing concern that sky-high prices for many technology-related stocks had reached unjustifiable levels. The result for the market, especially the technology sector, was a sharp spring downturn, from which it struggled to recover over the summer months.

While the pattern of the Fund's performance generally tracked that of the market as a whole for the 12 months, good stock selection allowed it to generate a far-better return.

Clearly driving the Fund's gains were technology and telecommunications stocks, which made up nearly half of the portfolio at times. The main areas of emphasis were semiconductors, software, networking and wireless communications, with IBM, Cisco Systems and JDS Uniphase among the largest and more productive holdings.

Given the overall lofty prices of such stocks, we reduced holdings in the technology/telecommunications area in the spring and summer, while we increased investments in energy, health-care and financial stocks. That strategy had the desired effect of lessening the volatility in the Fund's net asset value, as well as allowing the Fund to reap some gains resulting from improved performance by those three sectors.

Looking toward the new fiscal year, while the economy remains on the growth track, the stock market may, at least over the near term, continue to be buffeted by concerns about inflation, interest rates and corporate profits. But as the year progresses, we expect to see a gradually improving investment environment that will reward stocks with solid growth credentials.



Gordon M. Fines



Douglas Guffy



Anne Obermeyer

                                                          ANNUAL REPORT - 2000

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                $36.26
July 31, 1999                                                $31.21
Increase                                                     $ 5.05

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                  $ 0.05
From capital gains                                           $ 2.06
Total distributions                                          $ 2.11
Total return**                                              +23.16%***

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                                $35.22
July 31, 1999                                                $30.54
Increase                                                     $ 4.68

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                  $  --
From capital gains                                           $ 2.06
Total distributions                                          $ 2.06
Total return**                                              +22.20%***

AXP NEW DIMENSIONS FUND

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Class C -- June 26, 2000* - July 31, 2000
(All figures per share)

Net asset value (NAV)
July 31, 2000                                               $35.23
June 26, 2000*                                              $35.52
Decrease                                                      0.29

Distributions -- June 26, 2000* - July 31, 2000
From income                                                 $  --
From capital gains                                          $  --
Total distributions                                         $  --
Total return** -                                            -0.82%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 2000                                               $36.33
July 31, 1999                                               $31.24
Increase                                                    $ 5.09

Distributions -- Aug. 1, 1999 - July 31, 2000
From income                                                 $ 0.09
From capital gains                                          $ 2.06
Total distributions                                         $ 2.15
Total return**                                             +23.35%***

  * Inception date
 ** Returns do not include sales load.  The  prospectus  discusses the effect of sales  charges,  if any,  on the  various  classes.
*** The total return is a hypothetical investment in the Fund with all distributions reinvested.

                                                          ANNUAL REPORT - 2000

The 10 Largest Holdings

                                              Percent               Value
                                          (of net assets)  (as of July 31, 2000)
 Cisco Systems                                 4.05%           $1,230,224,999
 General Electric                              3.39             1,028,750,000
 Citigroup                                     3.32             1,009,135,347
 Exxon Mobil                                   3.29               999,986,050
 Wal-Mart Stores                               3.22               977,887,500
 JDS Uniphase                                  3.11               945,000,000
 Intel                                         3.08               934,500,000
 EMC                                           2.80               851,250,000
 Viacom Cl B                                   2.62               795,750,000
 Morgan Stanley, Dean Witter, Discover & Co    2.40               730,000,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                    The 10 holdings listed here  make up 31.28% of net assets


AXP NEW DIMENSIONS FUND

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
_______________________________________________________________________________

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
_______________________________________________________________________________
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                                                          ANNUAL REPORT - 2000

The Fund's Long-term Performance

           How your $10,000 has grown in AXP New Dimensions Fund

$60,000

                                                           X
                                                      S&P 500           X
$50,000                                                Index         $57,176
                                                                     AXP New
                                                  X               Dimensions
$40,000                                    Russell 1000(R)       Fund Class A
                                             Growth Index
                                                          X
                                                  Lipper Large-Cap
                                                     Growth Index
$30,000


$20,000


$9,425


'90    '91    '92    '93    '94    '95    '96    '97    '98    '99      '00

Average Annual Total Returns (as of July 31, 2000)

                1 year       5 years     10 years (A)      Since inception (B&Y)
 Class A        +16.07%      +22.09%          +19.05%                 --%
 Class B        +18.20%      +22.52%              --%             +24.35%*
 Class Y        +23.35%      +23.70%              --%             +25.53%*

* Inception date was March 20, 1995.

Assumes: Holding period from 8/1/90 to 7/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $27,181. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, Standard &Poor's 500 Index (S&P 500 Index), Russell 1000(R) Growth Index and the Lipper Large-Cap Growth Index. In comparing AXP New Dimensions Fund (Class A) to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C went effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

AXP NEW DIMENSIONS FUND

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S&P 500 Index,  an unmanaged  list of common  stocks,  is  frequently  used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Portfolio invests.

Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those Russell 1000 companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000 Index. These companies have higher price-to-book ratios and higher forecasted growth values.

Lipper Large-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #64  to
Registration Statement No. 2-28529 filed on or about September 27, 2000, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP New Dimensions Fund
Fiscal year ended July 31, 2000

Class A

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $0.05833

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $2.05524
Total distributions                           $2.11357

                                                           ANNUAL REPORT - 2000

Class B

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $2.05524
Total distributions                           $2.05524

Class Y

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 23, 1999                                 $0.09260

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1999                                 $2.05524
Total distributions                           $2.14784

AXP NEW DIMENSIONS FUND

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American
  Express(R)
Funds

AXP New Dimensions Fund
70100 AXP Financial Center
Minneapolis, MN 55474

                                  PRSRT STD AUTO
                                   U.S. POSTAGE
                                      PAID
                                                                      AMERICAN
                                                                       EXPRESS



This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              S-6440 T (9/00)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.